Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Subject to Redemption - IPO [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds		$ 287,500,000
Plus:
Accretion of carrying value to redemption value	$ 2,817,507	28,713,942
Class A common stock subject to possible redemption	$ 290,317,507	287,500,000
Class A Common Stock Issuance Costs [Member]
Less:
Class A common stock issuance costs		(15,632,692)
Proceeds Allocated to Public Warrants [Member]
Less:
Proceeds allocated to Public Warrants		$ (13,081,250)